DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
DEFERRED COMPENSATION

NOTE 10 – DEFERRED COMPENSATION

As of December 31, 2019, and 2018, the Company has accrued $277,850 and $169,136, respectively, of deferred compensation relating to the individual agreements, which are included in the accompanying consolidated balance sheet in accrued expenses.